Borrowings	6 Months Ended
Jun. 30, 2023
Borrowings.
Borrowings

19.Borrowings

	June 30,	December 31,
	2023	2022
	$’000	$’000

Non‑current
Senior Notes	1,927,619	1,920,783
Bank borrowings	1,101,152	985,505
External debt	3,028,771	2,906,288
Current
Senior Notes	26,620	27,060
Bank borrowings	112,598	213,576
Letters of credit	298,119	197,478
External debt	437,337	438,114

Total borrowings	3,466,108	3,344,402

External debt

External debt is made up of the following:

					June 30,	December 31,
	Currency	Maturity date	Interest rate		2023	2022
					$’000	$’000

Senior notes
IHS Holding Limited	US Dollar	2026	5.63%		498,264	497,861
IHS Holding Limited	US Dollar	2028	6.25%		498,172	497,979
IHS Netherlands Holdco B.V.	US Dollar	2027	8.00%		957,803	952,003

Bank borrowings
IHS Holding Term Loan	US Dollar	2025	3.75	% + CAS + 3M SOFR	369,861	368,630
IHS (Nigeria) Limited	Nigerian Naira	2023	12.50	-18.00%	—	57,448
IHS (Nigeria) Limited	Nigerian Naira	2026	20.00%		26,718	—
INT Towers Ltd	Nigerian Naira	2024	2.50	% + 3M NIBOR	—	191,188
INT Towers Ltd	Nigerian Naira	2028	20.00%		224,303	—
IHS Côte d'Ivoire Ltd	CFA Franc	2024	5.00%		12,875	18,854
IHS Côte d'Ivoire Ltd	Euro	2024	3.00	% + 3M EURIBOR	9,618	14,217
IHS Zambia Ltd	US Dollar	2027	5.00	% + CAS + 3M SOFR	90,120	94,596
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2029	3.65	% + CDI	67,943	68,591
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2028	3.05	% + CDI	81,681	82,928
I-Systems Soluções de Infraestrutura S.A.	Brazilian Real	2030	2.45	- 2.50% + CDI	82,807	38,542
IHS Kuwait Limited	Kuwait Dinar	2029	2.00	% + 3M KIBOR	64,851	66,251
IHS Towers South Africa Proprietary Limited	South African Rand	2029	2.75	% + 3M JIBAR	182,973	197,836

Letters of credit
IHS (Nigeria) Limited	US Dollar	2023	12.00	- 15.55%	99,990	66,047
INT Towers Ltd	US Dollar	2023	12.00	- 15.75%	196,219	128,063
IHS Towers NG Limited	US Dollar	2023	15.49%		795	987
Global Independent Connect Limited	US Dollar	2023	15.25	- 15.49%	1,115	1,330
Global Independent Connect Limited	Chinese Yuan	2023	12.05%		—	1,051

					3,466,108	3,344,402

ii.Bank borrowings – new facilities, facility amendments and drawdowns during the reporting period

The Group is in compliance with the restrictive debt covenants related to the listed bonds and covenants related to external borrowings as at the quarter end. Approximate U.S. dollar equivalent values for non-USD denominated facilities stated below are translated from the currency of the debt at the relevant exchange rates on June 30, 2023.

Nigeria (2023) Term Loan

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into an up to NGN 165.0 billion (approximately $219.2 million) term loan agreement in January 2023 (as amended and/or restated from time to time the “Nigeria 2023 Term Loan”), and between, amongst others, IHS Netherlands Holdco B.V. as holdco and guarantor; IHS Towers NG Limited and INT Towers as borrowers; each of IHS Holding Limited, IHS Netherlands NG1 B.V., IHS Nigeria, IHS Netherlands NG2 B.V., and Nigeria Tower Interco B.V. as guarantors; Ecobank Nigeria Limited as agent and certain financial institutions listed therein as original lenders.

The interest rate per annum is equal to 20% in the first year moving to a floating rate for the remainder of the term. This floating rate is defined by the Nigerian MPR plus a margin of 2.5% and is subject to a cap of 24% and floor of 18%. IHS Netherlands Holdco B.V. also pays certain other fees and costs, including agent fees.

The Nigeria 2023 Term Loan was drawn down for an original principal amount of NGN 124.5 billion (approximately $165.4 million), and funds borrowed under the loan were applied towards, inter alia, refinancing certain indebtedness of INT Towers, IHS Nigeria, and general corporate and working capital purposes.

As of January 3, 2023, the total commitments available under the Nigeria 2023 Term Loan were NGN 124.5 billion (approximately $165.4 million), which were increased February 2023, by NGN 29.0 billion (approximately $38.5 million) and further increased in May 2023, by NGN 11.5 billion (approximately $15.3 million) pursuant to the facility increase clause contained within the loan agreement up to its total NGN 165.0 billion (approximately $219.2 million) capacity.

In January 2023, NGN 124.5 billion (approximately $165.4 million) was drawn down under the Nigeria 2023 Term Loan. Further drawdowns took place in March 2023, April 2023 and June 2023 for NGN 14.0 billion (approximately $18.6 million), NGN 15.0 billion (approximately $19.9 million) and NGN 11.5 billion (approximately $15.3 million) respectively.

As of June 30, 2023, NGN 165.0 billion (approximately $219.2 million) had been drawn down under this facility.

Nigeria (2023) Revolving Credit Facility

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into an up to NGN 55.0 billion (approximately $73.1 million) revolving credit facility agreement in January  2023 (as amended and/or restated from time to time the “Nigeria 2023 RCF”), and between, amongst others, IHS Netherlands Holdco B.V. as holdco and guarantor; IHS Towers NG Limited and INT Towers as borrowers and guarantors; each of IHS Holding Limited, IHS Netherlands NG1 B.V., IHS Netherlands NG2 B.V., and Nigeria Tower Interco B.V. as guarantors; Ecobank Nigeria Limited as agent and certain financial institutions listed therein as original lenders.

The interest rate per annum is equal to 20% in the first year moving to a floating rate for the remainder of the term. This floating rate is defined by the Nigerian MPR plus a margin of 2.5% and is subject to a cap of 24% and floor of 18%. IHS Netherlands Holdco B.V. also pays certain other fees and costs, including agent fees.

As of January 3, 2023, the total commitments available under the Nigeria 2023 RCF were NGN 44.0 billion (approximately $58.5 million), which were further increased in February 2023, by NGN 11.0 billion (approximately $14.6 million) to NGN 55.0 billion (approximately $73.1 million), pursuant to the facility increase clause contained within the loan agreement.

In April 2023, NGN 20.0 billion (approximately $26.6 million), was drawn down under the Nigeria 2023 RCF. In May 2023, this amount was voluntarily prepaid.

As of June 30, 2023, NGN 20.0 billion (approximately $26.6 million) had been drawn down and was outstanding under this facility.

Repayment of the IHS (Nigeria) Local Facilities

On January 11, 2023, the following IHS (Nigeria) Limited local facilities were fully repaid:

(i)	IHSN NG1 Facility (a NGN 16.1 billion (approximately $21.4 million) facility entered into in March 2022 and guaranteed by each of IHS Holding Limited, INT Towers Limited and IHS Towers NG Limited).

(ii)	IHSN NG2 Facility (a NGN 10.0 billion (approximately $13.3 million) facility entered into in May 2022 and guaranteed by each of IHS Holding Limited, INT Towers Limited and IHS Towers NG Limited).

Repayment of the Nigeria (2019) term loan

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into a term loan agreement, originally dated September 3, 2019 (and as amended and/or restated from time to time, including pursuant to an amendment and restatement agreement dated September 29, 2021) (the “Nigeria 2019 Facility”). In January  2023, the full remaining principal amount of the Naira tranche of the Nigeria 2019 Facility of NGN 88.3 billion (approximately $117.4 million) (plus accrued interest) was prepaid.

I-Systems Facility drawdown

I-Systems Soluções de Infraestrutura S.A. (formerly known as Fiberco Soluções de Infraestrutura S.A.) (“I-Systems”) entered into a BRL 200.0 million credit agreement, originally dated October 3, 2022 (as amended and/or restated from time to time, the “I-Systems Facility”). On October 13, 2022, Itau Unibanco S.A. provided an additional commitment in an aggregate amount of BRL 200.0 million (approximately $41.2 million) on the same terms, available in two tranches.

On February 3, 2023, I-Systems drew down a tranche of BRL 80.0 million (approximately $16.5 million) pursuant to the I-Systems Facility. The interest rate applicable on this tranche is CDI plus 2.45% (assuming a 252-day calculation basis). On March 31, 2023, I-Systems drew down a tranche of BRL 120.0 million (approximately $24.7 million) pursuant to the I-Systems Facility. The interest rate applicable on this tranche is CDI plus 2.50% (assuming a 252-day calculation basis). As of June 30, 2023, BRL 400 million (approximately $82.4 million) had been drawn down under this facility.

IHS Kuwait Facility drawdown

IHS Kuwait Limited entered into a loan agreement originally dated April 19, 2020 (as amended and/or restated from time to time) with a total commitment of KWD equivalent of $85.0 million (the “Kuwait Facility”). In February 2023, KWD 0.3 million (approximately $0.9 million), was drawn down under the Kuwait Facility.

The Kuwait Facility will terminate in April 2029, and as of June 30, 2023, KWD 21.8 million (approximately $70.8 million) of this facility was drawn down.

IHS South Africa Facility

IHS Towers South Africa Proprietary Limited (“IHS SA”) entered into a loan agreement originally in May 2022 (as amended and/or restated from time to time) with a total commitment of ZAR 3,470.0 million (the “IHS SA Facility”). In May 2023, IHS SA drew down ZAR 70.0 million (approximately $3.7 million) under the facility. As of June 30, 2023, ZAR 3,470 million (approximately $184.9 million) had been drawn down under this facility.

iii.Letters of credit

As of June 30, 2023, IHS (Nigeria) has utilized $100 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and their interest rates range from 12.0% to 15.55%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.

As of June 30, 2023, INT Towers Limited has utilized $196.2 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and their interest rates range from 12.0% to 15.75%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.

As of June 30, 2023, IHS Towers NG Limited has utilized $0.8 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and incur interest at a rate of 15.49%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.

As of June 30, 2023, Global Independent Connect Limited has utilized $1.1 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and their interest rates range from 15.25% to 15.49%. These letters of credit are utilized in order to fund capital and operating expenditure with suppliers.